As filed with the Securities and Exchange Commission on March 7, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 3, 2015 – January 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

Semi-Annual Report
January 31, 2016
(Unaudited)

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND SCHEDULE OF INVESTMENTS JANUARY 31, 2016

Shares	Security Description	Value

Exchange Traded Note - 4.5%
1,685	iPATH S&P 500 VIX Short-Term Futures ETN (a) (Cost $43,001)	$40,676

Investment Company - 83.8%
3,912	SPDR S&P 500 ETF Trust (Cost $743,497)	758,419

Publically Traded Partnership - 11.5%
6,496	ProShares VIX Short-Term Futures ETF (a) (Cost $107,450)	103,871

Money Market Fund - 55.5%
502,783	Fidelity Institutional Cash Money Market Fund, 0.34% (b) (Cost $502,783)	502,783

Total Investments - 155.3% (Cost $1,396,731)*	$1,405,749
Other Assets & Liabilities, Net - (55.3%)	(500,477)
Net Assets – 100.0%	$905,272

ETF	Exchange Traded Fund
ETN	Exchange Traded Note
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of January 31, 2016.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,922
Gross Unrealized Depreciation	(5,904)
Net Unrealized Appreciation	$9,018

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$902,966
Level 2 - Other Significant Observable Inputs	502,783
Level 3 - Significant Unobservable Inputs	-
Total	$1,405,749

The Level 1 value displayed in this table includes Exchange Traded Notes, Investment Companies and Publically Traded Partnerships. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended January 31, 2016.

PORTFOLIO HOLDINGS
% of Net Assets
Exchange Traded Note	4.5%
Investment Company	83.8%
Publically Traded Partnership	11.5%
Money Market Fund	55.5%
Other Assets & Liabilities, Net	(55.3)%
100.0%

See Notes to Financial Statements.	1

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENT OF ASSETS AND LIABILITIES JANUARY 31, 2016

ASSETS
. Total investments, at value (Cost $1,396,731)	$1,405,749
Receivables:
Investment securities sold	156,842
Dividends	25
Deferred offering costs	40,636
Total Assets	1,603,252

LIABILITIES
Payables:
Investment securities purchased	655,486
Accrued Liabilities:
Investment adviser fees	17,400
Trustees’ fees and expenses	187
Fund services fees	8,425
Other expenses	16,482
Total Liabilities	697,980

NET ASSETS	$905,272

COMPONENTS OF NET ASSETS
Paid-in capital	$928,593
Distributions in excess of net investment income	(639)
Accumulated net realized loss	(31,700)
Net unrealized appreciation	9,018
NET ASSETS	$905,272

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	78,073
Investor Shares	19,956

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $721,140)	$9.24
Investor Shares (based on net assets of $184,132)	$9.23

See Notes to Financial Statements.	2

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENT OF OPERATIONS PERIOD ENDED JANUARY 31, 2016*

INVESTMENT INCOME
Dividend income .	$2,403
Total Investment Income	2,403

EXPENSES
Investment adviser fees	2,068
Fund services fees	45,060
Transfer agent fees:
Institutional Shares	14,393
Investor Shares	14,391
Distribution fees:
Investor Shares	43
Custodian fees	2,931
Registration fees:
Institutional Shares	318
Investor Shares	838
Professional fees	10,293
Trustees' fees and expenses	928
Offering costs	30,544
Miscellaneous expenses	8,744
Total Expenses	130,551
Fees waived and expenses reimbursed	(128,144)
Net Expenses	2,407

NET INVESTMENT LOSS	(4)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(30,117)
Net change in unrealized appreciation (depreciation) on investments	9,018
NET REALIZED AND UNREALIZED LOSS	(21,099)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,103)

* Commencement of operations was August 3, 2015.

See Notes to Financial Statements.	3

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENT OF CHANGES IN NET ASSETS

August 3, 2015* through January 31, 2016
OPERATIONS
Net investment loss	$(4)
Net realized loss	(30,117)
Net change in unrealized appreciation (depreciation)	9,018
Decrease in Net Assets Resulting from Operations	(21,103)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(519)
Investor Shares	(116)
Net realized gain:
Institutional Shares	(1,247)
Investor Shares	(336)
Total Distributions to Shareholders	(2,218)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	738,250
Investor Shares	190,710
Reinvestment of distributions:
Institutional Shares	1,766
Investor Shares	452
Redemption of shares:
2	Institutional Shares	(10)
1	Investor Shares	(2,575)
Increase in Net Assets from Capital Share Transactions	928,593
Increase in Net Assets	905,272

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$905,272

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	77,894
Investor Shares	20,165
Reinvestment of distributions:
Institutional Shares	180
Investor Shares	46
Redemption of shares:
Institutional Shares	(1)
Investor Shares	(255)
Increase in Shares	98,029

(a)	Distributions in excess of net investment income	$(639)
*	Commencement of operations of Institutional Shares. Investor Shares commenced operations on August 14, 2015.

See Notes to Financial Statements.	4

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	August 3, 2015 (a) through January 31, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	—	(c)
Net realized and unrealized loss	(0.69)
Total from Investment Operations	(0.69)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.02)
Net realized gain	(0.05)
Total Distributions to Shareholders	(0.07)
NET ASSET VALUE, End of Period	$9.24
TOTAL RETURN	(6.89	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$721
Ratios to Average Net Assets:
Net investment income	0.04	%(e)
Net expenses	2.00	%(e)
Gross expenses (f)	93.98	%(e)
PORTFOLIO TURNOVER RATE	560	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	5

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	August 14, 2015 (a) through January 31, 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$9.99
INVESTMENT OPERATIONS
Net investment loss (b)	(0.01)
Net realized and unrealized loss	(0.68)
Total from Investment Operations	(0.69)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.02)
Net realized gain	(0.05)
Total Distributions to Shareholders	(0.07)
NET ASSET VALUE, End of Period	$9.23
TOTAL RETURN	(6.93	)%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$184
Ratios to Average Net Assets:
Net investment loss	(0.25	)%(d)
Net expenses	2.25	%(d)
Gross expenses (e)	205.89	%(d)
PORTFOLIO TURNOVER RATE	560	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	6

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2016

Note 1. Organization

The ABR Dynamic Blend Equity & Volatility Fund (the “Fund”) is a non-diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively. The Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities (such as shares of exchange-traded funds) and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of January 31, 2016, for the Fund’s investments is included in the Fund’s Schedule of Investments.

7

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2016

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of January 31, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Fund’s class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Offering Costs – Offering costs for the Fund of $71,180 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman). The

8

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2016

Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 2.00% and Investor Shares to 2.25% through at least November 28, 2016. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended January 31, 2016, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$2,068	$109,265	$16,811	$128,144

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Fund’s Board of Trustees and the reimbursement does not cause the Fund’s net annual operating expenses of that class to exceed the expense cap in place at the time the fees were waived.  The amount of fees waived or expenses reimbursed eligible for recoupment are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
January 31, 2016	$111,333	July 31, 2019	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended January 31, 2016, were $2,785,531 and $1,861,465, respectively.

Note 6. Federal Income Tax

As of January 31, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:

Capital and Other Losses	$(10,012)
Unrealized Appreciation/(Depreciation)	(13,187)
Total	$(23,199)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

9

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND ADDITIONAL INFORMATION JANUARY 31, 2016

Investment Advisory Agreement Approval

On June 11, 2015, the Trustees met in person with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), representatives of the Adviser, and others to consider information related to the approval of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser for the performance of investment advisory services to the Fund. A description of the Board’s conclusions in approving the agreement follows.

In preparation for its June meeting of the Board of Trustees of the Trust (“June Meeting”), the Trustees were presented with a range of information to assist in their deliberations. Those materials included a copy of the proposed investment advisory agreement and information from Lipper, Inc. (“Lipper”), a leading independent source of data about the mutual fund industry, which compared the Fund’s proposed investment advisory fee and total expense ratio with an appropriate group of peer funds that were selected by Lipper. The materials also included other information regarding the fee arrangement. The Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreement. The Independent Trustees met in executive session with Independent Legal Counsel while deliberating.

The Board also reviewed information provided by the Adviser concerning the following:

•	The manner in which the Fund’s shares would be distributed;

•	The nature and extent of the services to be provided by the Adviser, including information about the investment objective, policies and strategies applicable to the Fund;

•	The personnel of the Adviser, including educational background, experience in the investment management industry, and the ability of the Adviser to retain qualified personnel;

•	The compliance program of the Adviser;

•	The financial condition and stability of the Adviser;

•	The potential for the Adviser to derive benefits that are ancillary to serving as an investment adviser to the Fund;

•	The profitability of the Adviser from the advisory fee to be paid by the Fund, including information concerning the advisory fees of funds considered by the Adviser to be comparable;

•	The investing philosophy of the Adviser; and

•	The terms of the proposed investment advisory agreement, including the fees payable under the agreement, and the commitment of the Adviser to provide expense caps and fee waivers for the Fund.

At the June Meeting, the Trustees reviewed, evaluated, and discussed among themselves and with the Adviser and Independent Legal Counsel, among other things, the information referenced above. The Trustees also considered the overall reputation, capabilities, and commitment of the Adviser to provide high-quality services to the Fund. The Independent Trustees engaged in discussion and consideration amongst themselves, and with the Adviser and Independent Legal Counsel. The Trustees concluded that the nature and extent of the investment advisory services to be provided by the Adviser to the Fund would be appropriate and consistent with the terms of the investment advisory agreement, including the amount of fees to be paid under the advisory agreement. At the June Meeting, the Board unanimously approved the investment advisory agreement. The Trustees agreed that no single factor was determinative of their decision to approve the investment advisory agreement.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 will be available, without charge and upon request, by calling (855) 422-4518 and no later than August 31 of this year on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

10

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND ADDITIONAL INFORMATION JANUARY 31, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 3, 2015, through January 31, 2016, for Institutional Shares, and from August 14, 2015, through January 31, 2016, for Investor Shares.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	August 3, 2015	January 31, 2016	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$931.12	$9.55	2.00%
Hypothetical (5% return before taxes)	$1,000.00	$1,015.08	$10.13	2.00%
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	August 14, 2015	January 31, 2016	Period*	Ratio*
Investor Shares
Actual	$1,000.00	$930.69	$10.09	2.25%
Hypothetical (5% return before taxes)	$1,000.00	$1,013.83	$11.39	2.25%

*
Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year divided by 365 to reflect the half-year period (except for the Fund’s actual return information which reflects the 181-day period between August 3, 2015, the commencement of operations for the Institutional Shares, and the 168-day period between August 14, 2015, the commencement of operations for the Investor Shares, through January 31, 2016).

11

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ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 422-4518 (toll free)

INVESTMENT ADVISER
ABR Dynamic Funds, LLC
48 Wall Street
New York, NY 10005

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

227-SAR-0116

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 4, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 4, 2016